OTHER FINANCIAL ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Categories of financial assets [abstract]
Derivative assets (Note 17)	$ 0.4	$ 3.9
Loans and other receivables	19.7	8.6
Investments in equity securities and warrants (i)	71.2	11.2
Convertible loan receivable	11.7	0.0
Other financial assets	103.0	23.7
Current	14.3	8.5
Non-current	$ 88.7	$ 15.2